CONSOLIDATED STATEMENTS OF INCOME AND COMPRHENSIVE INCOME (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Net sales	$ 1,895,622	$ 2,688,466	$ 4,209,924	$ 4,926,113	$ 10,187,362	$ 9,779,711
Cost of tangible goods sold	1,889,073	2,532,759	4,241,709	4,793,238	10,219,654	9,840,755
Cost of goods sold idle capacity	416,590	449,469	853,847	950,910	1,758,407	1,534,138
Gross profit Loss	(410,041)	(293,762)	(885,632)	(818,035)	(1,790,699)	(1,595,182)
Research and development expense	582,943	541,921	1,026,871	1,059,724	2,171,954	2,552,581
Selling, general and administrative expense	1,392,372	1,091,253	2,505,965	2,112,934	4,591,054	4,404,040
Other (income) expense	(15,242)	(324,994)	(59,034)	(324,995)	(322,683)	(1,490)
Operating loss	(2,370,114)	(1,601,942)	(4,359,434)	(3,665,698)	(8,231,024)	(8,550,313)
Change in value of senior warrants, loss (gain)	(805,299)	(1,555,300)	1,614,056	(1,555,300)	(2,419,568)	0
Change in value conversion feature senior notes, (gain)	0	(1,391,847)	(32)	(1,391,847)	(1,511,968)	0
Debt discount amortization expense	0	717,728	809,334	717,728	3,771,948	0
Interest expense, note payable	4,464	6,907	9,825	11,487	19,405	17,594
Extinguishment loss on senior notes conversion	358,189	195,500	1,192,189	195,500	1,957,689	0
Derivative revaluations (gain) loss	0	(154)	0	(1,217)	(1,217)	(14,626)
Interest on convertible notes	198,923	339,179	653,886	339,179	1,915,725	0
Income (loss) before income taxes	(2,126,391)	86,045	(8,638,692)	(1,981,228)	(11,963,038)	(8,553,281)
Income taxes	0	0	0	0	0	0
Net Income (loss)	(2,126,391)	86,045	(8,638,692)	(1,981,228)	(11,963,038)	(8,553,281)
Foreign Currency Translation adjustment	(2)	0	(2)	(64)	65	(4)
Comprehensive Income(Loss)	$ (2,126,393)	$ 86,045	$ (8,638,694)	$ (1,981,292)	$ (11,962,973)	$ (8,553,285)
Loss per share
Basic and diluted net loss per share (in dollars per share)	$ (0.48)	$ (0.44)	$ (2.04)	$ (0.87)	$ (4.70)	$ (3.86)
Weighted average common shares outstanding (in shares)	4,430,195	2,294,613	4,228,958	2,280,246	2,547,034	2,213,794